CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Analysis of Receivables and Other Current Assets by Due Date (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Trade receivables	€ 232,414	€ 185,000
Receivables from financing activities	1,399,997	1,143,968
Current tax receivables	16,054	14,306
Other current assets (excluding prepayments)	110,276	86,140
Total	1,758,741	1,429,414
Client financing
Disclosure of financial assets [line items]
Receivables from financing activities	1,390,956	1,132,979
Dealer financing
Disclosure of financial assets [line items]
Receivables from financing activities	9,041	10,989
Overdue
Disclosure of financial assets [line items]
Trade receivables	45,657	47,237
Receivables from financing activities	62,779	52,733
Current tax receivables	0	0
Other current assets (excluding prepayments)	0	570
Total	108,436	100,540
Overdue | Client financing
Disclosure of financial assets [line items]
Receivables from financing activities	62,779	52,733
Overdue | Dealer financing
Disclosure of financial assets [line items]
Receivables from financing activities	0	0
Due within one year
Disclosure of financial assets [line items]
Trade receivables	186,757	137,694
Receivables from financing activities	208,407	197,207
Current tax receivables	16,054	14,306
Other current assets (excluding prepayments)	110,276	84,417
Total	521,494	433,624
Due within one year | Client financing
Disclosure of financial assets [line items]
Receivables from financing activities	207,186	196,018
Due within one year | Dealer financing
Disclosure of financial assets [line items]
Receivables from financing activities	1,221	1,189
Due between one and five years
Disclosure of financial assets [line items]
Trade receivables	0	70
Receivables from financing activities	1,060,819	820,363
Current tax receivables	0	0
Other current assets (excluding prepayments)	0	998
Total	1,060,819	821,431
Due between one and five years | Client financing
Disclosure of financial assets [line items]
Receivables from financing activities	1,052,999	810,563
Due between one and five years | Dealer financing
Disclosure of financial assets [line items]
Receivables from financing activities	7,821	9,800
Due beyond five years
Disclosure of financial assets [line items]
Trade receivables	0	0
Receivables from financing activities	67,992	73,665
Current tax receivables	0	0
Other current assets (excluding prepayments)	0	155
Total	67,992	73,820
Due beyond five years | Client financing
Disclosure of financial assets [line items]
Receivables from financing activities	67,992	73,665
Due beyond five years | Dealer financing
Disclosure of financial assets [line items]
Receivables from financing activities	€ 0	€ 0